United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-00204

                   AllianceBernstein Mid-Cap Growth Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2003

                   Date of reporting period: January 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Mid-Cap Growth Fund


Mid-Cap Blend

Semi-Annual Report--January 31, 2004

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

March 4, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Mid-Cap Growth Fund (the "Fund") for the semi-annual reporting period ended January 31, 2004.

Investment Objective and Policies

AllianceBernstein Mid-Cap Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital and income primarily through investments in common stocks that Alliance Capital believes will appreciate in value. The Fund invests predominantly in the stocks of mid-capitalization companies.

Investment Results

The following table provides the Fund's investment results for the six- and 12-month periods ended January 31, 2004. For comparison, we have also provided performance for the Fund's benchmark, the Russell MidCap Growth Index, which is a measure of mid-cap stock performance.

INVESTMENT RESULTS*
Periods Ended January 31, 2004
                                                       Returns
                                                6 Months      12 Months
-------------------------------------------------------------------------------
AllianceBernstein Mid-Cap Growth Fund
  Class A                                        33.18%         82.77%
  Class B                                        32.56%         81.27%
  Class C                                        32.30%         81.56%
Russell MidCap Growth Index                      19.88%         48.89%

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2004. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

     The unmanaged Russell MidCap Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Mid-Cap Growth Fund.

     Additional investment results appear on pages 4-6.

For the six- and 12-month periods ended January 31, 2004, the Fund significantly outperformed its benchmark, the Russell MidCap Growth Index, due to overweight positions and good stock selection in technology, telecommunication services and con-


-------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 1
sumer discretionary stocks. Technology was the largest contributor to performance with contributions primarily from semiconductor, software and networking holdings. Underlying demand from the consumer and the enterprise markets was stronger than expected, spurring better than expected earnings and sales results during the second half of 2003. After three years of little to no business investment, the surprises during the early stages of this expansion, in some cases, have been dramatic. The Fund also benefited meaningfully from several wireless and internet stocks. Health care as a whole contributed to performance, with biotechnology stocks contributing the most to the sector.

The Fund's overweight position in the airline industry was the largest drag on performance. Airlines were hit by higher than expected fuel costs, which they were unable to pass along to consumers. The Fund's defense holdings performed poorly on a relative basis as concerns surrounding government spending and the mounting deficit weighed on the stocks.

Market Review and Investment Strategy

The equity markets rose sharply during the second half of the year as fears regarding the geopolitical landscape began to subside and corporate governance issues no longer dominated the headlines. Improving company fundamentals and a rebounding economy increased investor appetite for stocks. Technology, internet and telecommunication companies were the prime beneficiaries of the asset allocation shift that took place. The Fund was well positioned in technology with broad exposure to semiconductor, software, networking, security and storage stocks. We focused on companies that were in a position to capitalize on the broadband revolution now underway. We held a number of internet stocks that broadly played into this theme.

In mid-2003, as energy and defense stocks corrected, we used the proceeds from our profit-taking in technology stocks to increase the Fund's positions in both sectors. The wireless service group was one of the more volatile groups during the period, fueled by uncertainty surrounding the potential impact of wireless local number portability. We used the volatility as an opportunity to build the Fund's wireless positions. We decided to underweight financial service stocks, choosing instead to increase the Fund's cyclical exposure through overweight positions in technology, industrials and producer durables. The Fund's position in high beta, early stage biotechnology companies was a good counterweight to the underweight position in the health care sector.


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2 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

PORTFOLIO SUMMARY
January 31, 2004 (unaudited)


INCEPTION DATES
Class A Shares
7/7/38
Class B Shares
3/4/91
Class C Shares
5/3/93


PORTFOLIO STATISTICS
Net Assets ($mil): $854.3


SECTOR BREAKDOWN
    45.2%  Technology
    17.4%  Health Care
    11.9%  Consumer Services
     9.5%  Energy
     3.7%  Finance                               [PIE CHART OMITTED]
     3.4%  Consumer Manufacturing
     3.4%  Capital Goods
     2.4%  Aerospace & Defense
     1.4%  Basic Industry
     0.8%  Consumer Staples

     0.9%  Short-Term


All data as of January 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


-------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 3

INVESTMENT RESULTS

CLASS A SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                           Without Sales Charge             With Sales Charge
         1 Year                    82.77%                        75.22%
         5 Years                    1.64%                         0.76%
         10 Years                   8.19%                         7.72%


CLASS A SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
         1 Year                                                  58.72%
         5 Years                                                 -0.28%
         10 Years                                                 7.27%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class A shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares.

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, fluctuations in the value of investments in foreign currency denominated securities may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus. Many equity stocks, and smaller capitalization stocks in particular, have experienced significant gains over the past year. There is no assurance that the gains will continue.


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

INVESTMENT RESULTS


CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                           Without Sales Charge             With Sales Charge
         1 Year                    81.27%                        77.27%
         5 Years                    0.77%                         0.77%
         10 Years(a)                7.49%                         7.49%


CLASS B SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
         1 Year                                                  60.46%
         5 Years                                                 -0.30%
         10 Years(a)                                              7.02%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class B shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, fluctuations in the value of investments in foreign currency denominated securities may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus. Many equity stocks, and smaller capitalization stocks in particular, have experienced significant gains over the past year. There is no assurance that the gains will continue.

(a) Assumes conversion of Class B shares into Class A shares after eight years.


-------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 5

INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                           Without Sales Charge             With Sales Charge
         1 Year                    81.56%                        80.56%
         5 Years                    0.77%                         0.77%
         10 Years                   7.23%                         7.23%


CLASS C SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
         1 Year                                                  63.69%
         5 Years                                                 -0.30%
         10 Years                                                 6.77%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Fund's investment results are for the periods shown and are based on the Fund's Class C shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest. You may obtain current month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, fluctuations in the value of investments in foreign currency denominated securities may be magnified by changes in foreign exchange rates. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus. Many equity stocks, and smaller capitalization stocks in particular, have experienced significant gains over the past year. There is no assurance that the gains will continue.


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

TEN LARGEST HOLDINGS
January 31, 2004 (unaudited)


                                                                   Percent of
Company                                 U.S. $ Value               Net Assets
-------------------------------------------------------------------------------
Sprint Corp. (PCS Group)              $ 40,158,460                        4.7%
PeopleSoft, Inc.                        33,355,521                        3.9
Juniper Networks, Inc.                  30,264,875                        3.5
Micron Technology, Inc.                 28,465,645                        3.3
Applera Corp.-Applied Biosystems
  Group                                 26,267,232                        3.1
Network Appliance, Inc.                 25,698,907                        3.0
BJ Services Co.                         24,099,281                        2.8
NVIDIA Corp.                            22,316,194                        2.6
NetScreen Technologies, Inc.            21,143,226                        2.5
Intuit, Inc.                            20,933,275                        2.5
                                      ------------                       ----
                                      $272,702,616                       31.9%


-------------------------------------------------------------------------------
                                      ALLIANCEBERNSTEIN Mid-Cap GROWTH FUND o 7

PORTFOLIO OF INVESTMENTS
January 31, 2004 (unaudited)

Company                                          Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS-100.0%

Technology-45.6%
Communication Equipment-8.0%
3Com Corp.(a)                                 1,069,480     $  8,234,996
Corning, Inc.(a)                              1,391,290       17,975,467
JDS Uniphase Corp.(a)                         2,327,940       11,872,494
Juniper Networks, Inc.(a)                     1,047,590       30,264,875
                                                            ------------
                                                              68,347,832
                                                            ------------
Communication Services-1.1%
Level 3 Communications, Inc.(a)               1,563,440        9,380,640
                                                            ------------
Computer Hardware/Storage-0.8%
Seagate Technology (Cayman Islands)             404,220        6,588,786
                                                            ------------
Computer Peripherals-3.0%
Network Appliance, Inc.(a)                    1,149,325       25,698,907
                                                            ------------
Computer Software-13.1%
BEA Systems, Inc.(a)                          1,347,305       17,016,462
Electronic Arts, Inc.(a)                        186,722        8,749,793
Intuit, Inc.(a)                                 415,178       20,933,275
NetScreen Technologies, Inc.(a)                 809,465       21,143,226
PeopleSoft, Inc.(a)                           1,547,820       33,355,521
Red Hat, Inc.(a)                                562,460       10,703,614
                                                            ------------
                                                             111,901,891
                                                            ------------
Internet Infrastructure-0.9%
eBay, Inc.(a)                                   115,454        7,738,881
                                                            ------------
Internet Media-4.9%
CNET Networks, Inc.(a)                        1,593,980       17,119,345
RealNetworks, Inc.(a)                         1,340,500        7,466,585
SINA Corp. (Hong Kong)(a)                       113,000        5,162,631
Yahoo, Inc.(a)                                  260,246       12,192,525
                                                            ------------
                                                              41,941,086
                                                            ------------
Semi-Conductor Capital Equipment-2.3%
KLA-Tencor Corp.(a)                             341,940       19,514,516
                                                            ------------
Semi-Conductor Components-11.5%
Broadcom Corp. Cl.A(a)                          404,570       16,421,496
Marvell Technology Group, Ltd. (Bermuda)(a)     259,790       10,807,264
Micron Technology, Inc.(a)                    1,766,955       28,465,645
NVIDIA Corp.(a)                               1,002,975       22,316,194
Silicon Laboratories, Inc.(a)                   405,380       20,783,833
                                                            ------------
                                                              98,794,432
                                                            ------------
                                                             389,906,971
                                                            ------------


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8 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

Company                                          Shares            Value
-------------------------------------------------------------------------------
Health Care-17.5%
Biotechnology-14.1%
Affymetrix, Inc.(a)                             638,295     $ 20,010,548
Applera Corp.-Applied Biosystems Group        1,111,135       26,267,232
Applera Corp.-Celera Genomics Group(a)          893,050       13,592,221
Biogen Idec, Inc.(a)                            406,580       17,397,558
Compugen, Ltd. (Israel)(a)                    1,435,500       10,436,085
Gilead Sciences, Inc.(a)                        304,170       16,689,808
Millennium Pharmaceuticals, Inc.(a)             925,430       16,324,585
                                                            ------------
                                                             120,718,037
                                                            ------------
Medical Products-2.0%
Cerus Corp.(a)                                1,785,798        7,696,789
Zimmer Holdings, Inc.(a)                        121,350        9,283,275
                                                            ------------
                                                              16,980,064
                                                            ------------
Medical Services-1.4%
Cepheid, Inc.(a)                              1,195,000       12,284,600
                                                            ------------
                                                             149,982,701
                                                            ------------

Consumer Services-12.0%
Airlines-1.1%
Southwest Airlines Co.                          614,250        9,183,038
                                                            ------------
Broadcasting & Cable-1.5%
XM Satellite Radio Holdings, Inc. Cl.A(a)       553,585       13,064,606
                                                            ------------
Cellular Communications-4.7%
Sprint Corp. (PCS Group)(a)                   4,939,540       40,158,460
                                                            ------------
Gaming-1.0%
Wynn Resorts, Ltd.(a)                           304,640        8,968,602
                                                            ------------
Restaurants & Lodging-0.8%
Starbucks Corp.(a)                              178,315        6,554,859
                                                            ------------
Retail - General Merchandise-2.9%
Amazon.com, Inc.(a)                             205,130       10,354,962
Tiffany & Co.                                   354,070       14,035,335
                                                            ------------
                                                              24,390,297
                                                            ------------
                                                             102,319,862
                                                            ------------
Energy-9.7%
Domestic Producers-3.0%
Apache Corp.                                    375,660       14,455,396
Noble Energy, Inc.                              244,390       10,802,038
                                                            ------------
                                                              25,257,434
                                                            ------------


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                                      ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 9

                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
Oil Service-4.0%
BJ Services Co.(a)                              615,720     $ 24,099,281
FMC Technologies, Inc.(a)                       408,910       10,063,275
Nabors Industries, Ltd. (Barbados)(a)             7,100          312,400
                                                            ------------
                                                              34,474,956
                                                            ------------
Miscellaneous-2.7%
Evergreen Resources, Inc.(a)                    251,270        8,126,072
Valero Energy Corp.                             279,625       14,797,755
                                                            ------------
                                                              22,923,827
                                                            ------------
                                                              82,656,217
                                                            ------------
Finance-3.8%
Brokerage & Money Management-2.2%
Ameritrade Holding Corp. Cl.A(a)                626,900        9,936,365
Legg Mason, Inc.                                103,475        9,162,711
                                                            ------------
                                                              19,099,076
                                                            ------------
Miscellaneous-1.6%
Providian Financial Corp.(a)                    967,660       13,247,266
                                                            ------------
                                                              32,346,342
                                                            ------------
Consumer Manufacturing-3.4%
Building & Related-3.4%
D.R. Horton, Inc.                               617,378       17,348,308
Lennar Corp. Cl.A                               264,230       11,652,543
                                                            ------------
                                                              29,000,851
                                                            ------------
Capital Goods-3.4%
Electrical Equipment-3.4%
Alliant Techsystems, Inc.(a)                    312,770       17,515,120
The Shaw Group, Inc.(a)                         978,150       11,424,792
                                                            ------------
                                                              28,939,912
                                                            ------------
Aerospace & Defense-2.4%
Aerospace-2.4%
Northrop Grumman Corp.                          209,750       20,284,922
                                                            ------------
Basic Industry-1.4%
Paper & Forest Products-1.4%
Smurfit-Stone Container Corp.(a)                679,040       11,706,650
                                                            ------------
Consumer Staples-0.8%
Retail-Food & Drug-0.8%
Whole Foods Market, Inc.                        106,020        7,153,169
                                                            ------------
Total Common Stocks
  (cost $590,517,639)                                        854,297,597
                                                            ------------
SHORT-TERM INVESTMENT-1.0%
Time Deposit-1.0%
State Street Euro Dollar
  0.50%, 2/02/04
  (cost $8,197,000)                              $8,197        8,197,000
                                                            ------------


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

Company                                          Shares            Value
-------------------------------------------------------------------------------
Total Investments Before Security Lending
  Collateral-101.0%
  (cost $598,714,639)                                       $862,494,597
                                                            ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
  LOANED*-11.5%
Short-Term Investment-11.5%
UBS Private Money Market Fund, LLC, 1.02%
  (cost $98,550,100)                         98,550,100       98,550,100
                                                            ------------
Total Investments-112.5%
   (cost $697,264,739)                                       961,044,697
Other assets less liabilities-(12.5%)                       (106,732,235)
                                                            ------------
Net Assets-100.0%                                           $854,312,462
                                                            ============


*    See Note E for securities lending information.

(a)  Non-income producing security.

     See notes to financial statements.


-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 11

STATEMENT OF ASSETS & LIABILITIES
January 31, 2004 (unaudited)

Assets
Investments in securities, at value
  (cost $697,264,739--including investment of
  cash collateral for securities loaned of $98,550,100)        $  961,044,697(a)
Cash                                                                      489
Receivable for investment securities sold                          14,939,120
Receivable for capital stock sold                                   1,373,060
Dividends and interest receivable                                      75,201
                                                               --------------
Total assets                                                      977,432,567
                                                               --------------
Liabilities
Payable for collateral on securities loaned                        98,550,100
Payable for investment securities purchased                        22,972,215
Management fee payable                                                586,471
Payable for capital stock redeemed                                    528,459
Distribution fee payable                                              153,267
Accrued expenses and other liabilities                                329,593
                                                               --------------
Total liabilities                                                 123,120,105
                                                               --------------
Net Assets                                                     $  854,312,462
                                                               ==============
Composition of Net Assets
Capital stock, at par                                          $    1,467,279
Additional paid-in capital                                        789,230,489
Accumulated net investment loss                                    (4,137,561)
Accumulated net realized loss on investment transactions         (196,027,703)
Net unrealized appreciation of investments                        263,779,958
                                                               --------------
                                                               $  854,312,462
                                                               ==============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($703,063,186/118,351,471 shares of capital stock
  issued and outstanding)                                               $5.94
Sales charge--4.25% of public offering price                              .26
                                                                        -----
Maximum offering price                                                  $6.20
                                                                        =====
Class B Shares
Net asset value and offering price per share
  ($86,050,129/16,762,411) shares of capital stock
  issued and outstanding)                                               $5.13
                                                                        =====
Class C Shares
Net asset value and offering price per share
  ($26,987,676/5,265,970 shares of capital stock
  issued and outstanding)                                               $5.12
                                                                        =====
Advisor Class Shares
Net asset value, redemption and offering price per share
  ($38,211,471/6,348,018 shares of capital stock
  issued and outstanding)                                               $6.02
                                                                        =====


(a)  Includes securities on loan with a value of $95,560,961 (see Note E).

     See notes to financial statements.


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (unaudited)


Investment Income
Dividends                                  $      706,432
Securities lending income                          42,712
Interest                                           18,486      $      767,630
                                           --------------
Expenses
Management fee                                  2,653,285
Distribution fee-Class A                          678,871
Distribution fee-Class B                          347,121
Distribution fee-Class C                          101,792
Transfer agency                                   834,942
Custodian                                         106,353
Administrative                                     72,100
Printing                                           68,175
Audit and legal                                    55,122
Registration                                       37,330
Directors' fees                                     9,919
Miscellaneous                                      13,190
                                           --------------
Total expenses                                  4,978,200
Less: expenses waived by the
  Transfer Agent (see Note B)                     (72,908)
Less: expense offset arrangement
  (see Note B)                                       (101)
                                           --------------
Net expenses                                                        4,905,191
                                                               --------------
Net investment loss                                                (4,137,561)
                                                               --------------
Realized and Unrealized Gain on
Investment Transactions
Net realized gain on investment
  transactions                                                    106,632,154
Net change in unrealized
  appreciation/depreciation
  of investments                                                  107,501,027
                                                               --------------
Net gain on investment transactions                               214,133,181
                                                               --------------
Net Increase in Net Assets
  from Operations                                              $  209,995,620
                                                               ==============


See notes to financial statements.


-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 13

STATEMENT OF CHANGES IN NET ASSETS

                             Six Months
                                  Ended       December 1,
                            January 31,              2002           Year Ended
                                   2004                to         November 30,
                            (unaudited)     July 31, 2003*                2002
                            ===========     =============         ============
Increase (Decrease) in
  Net Assets from
  Operations
Net investment loss         $(4,137,561)      $(4,146,138)         $(7,710,224)
Net realized gain (loss)
  on investment
  transactions              106,632,154        40,130,756         (186,108,624)
Net change in unrealized
  appreciation/
  depreciation
  of investments            107,501,027        69,827,646          (24,491,326)
                           ------------      ------------         ------------
Net increase (decrease)
  in net assets from
  operations                209,995,620       105,812,264         (218,310,174)
Capital Stock
  Transactions
Net increase (decrease)      14,346,742       (10,459,807)        (141,756,741)
                           ------------      ------------         ------------
Total increase
  (decrease)                224,342,362        95,352,457         (360,066,915)
Net Assets
Beginning of period         629,970,100       534,617,643          894,684,558
                           ------------      ------------         ------------
End of period              $854,312,462      $629,970,100         $534,617,643
                           ============      ============         ============


* The Fund changed its fiscal year end from November 30 to July 31.

  See notes to financial statements.


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (unaudited)


NOTE A

Significant Accounting Policies

The AllianceBernstein Mid-Cap Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Manager"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at


-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 15
fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains, losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

7. Change of Fiscal Year End

The Fund changed its fiscal year end from November 30 to July 31. Accordingly, the statement of changes in net assets and financial highlights include the period from December 1, 2002 to July 31, 2003.

NOTE B

Management Fee and Other Transactions With Affiliates

Under the terms of the management agreement, the Fund pays the Manager a fee at an annual rate of .75% on the first $500 million of average daily net assets, ..65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. Such fee is accrued daily and paid monthly.


-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 17

Pursuant to the management agreement, the Fund paid $72,100 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the six months ended January 31, 2004.

The Fund compensates Alliance Global Investor Services, Inc., (AGIS) a wholly-owned subsidiary of the Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $636,147 for the six months ended January 31, 2004. In addition, AGIS agreed to waive a portion of its fees for the six months ended January 31 2004. Such waiver amounted to $72,908.

For the six months ended January 31, 2004, the Fund's expenses were reduced by $101, respectively, under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Manager, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $14,871 from the sale of Class A shares and received $11,630, $48,466 and $2,147 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2004 amounted to $1,863,238 of which $22,212 was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Manager.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $7,097,749 and $1,990,417, for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2004, were as follows:

                                           Purchases           Sales
                                        ---------------  ----------------
Investment securities (excluding
  U.S. government securities)              $404,379,645       $391,128,381
U.S. government securities                           -0-                -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                 $280,032,861
Gross unrealized depreciation                                  (16,252,903)
                                                              ------------
Net unrealized appreciation                                   $263,779,958
                                                              ============

NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2004, the Fund had loaned securities with a value of $95,560,961 and received cash collateral which was invested in a money market fund valued at $98,550,100 as included in the accompanying portfolio of investments. For the period ended January 31, 2004, the Fund earned fee income of $42,712 which is included in the accompanying statement of operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class


-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 19
shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                             Shares
                     ----------------------------------------------------------
                     Six Months Ended      December 1, 2002         Year Ended
                     January 31, 2004           to July 31,       November 30,
                          (unaudited)                  2003(a)            2002
                     ----------------------------------------------------------
Class A
Shares sold                12,406,631            94,001,095        666,869,479
-------------------------------------------------------------------------------
Shares converted
  from Class B                363,852               338,320            699,555
-------------------------------------------------------------------------------
Shares redeemed           (15,588,748)          (99,957,041)      (684,023,732)
-------------------------------------------------------------------------------
Net decrease               (2,818,265)           (5,617,626)       (16,454,698)
==============================================================================
Class B
Shares sold                 5,400,052             3,585,069          3,266,084
-------------------------------------------------------------------------------
Shares converted
  to Class A                 (420,440)             (294,203)          (796,739)
-------------------------------------------------------------------------------
Shares redeemed            (2,019,463)           (2,204,819)        (4,391,919)
-------------------------------------------------------------------------------
Net increase (decrease)     2,960,149             1,086,047         (1,922,574)
==============================================================================
Class C
Shares sold                 2,257,989             2,054,344          1,153,569
-------------------------------------------------------------------------------
Shares redeemed              (719,799)           (1,694,149)        (1,440,877)
-------------------------------------------------------------------------------
Net increase (decrease)     1,538,190               360,195           (287,308)
==============================================================================
Advisor Class
Shares sold                 3,288,672             1,513,917         24,749,469
-------------------------------------------------------------------------------
Shares redeemed            (1,643,814)             (309,352)       (48,366,425)
-------------------------------------------------------------------------------
Net increase (decrease)     1,644,858             1,204,565        (23,616,956)
==============================================================================

                                              Amount
                     ----------------------------------------------------------
                     Six Months Ended      December 1, 2002         Year Ended
                     January 31, 2004           to July 31,       November 30,
                          (unaudited)                  2003(a)            2002
                     ----------------------------------------------------------
Class A
Shares sold               $62,698,096          $338,227,909     $2,604,234,397
-------------------------------------------------------------------------------
Shares converted
  from Class B              1,914,548             1,115,899          2,861,398
-------------------------------------------------------------------------------
Shares redeemed           (77,782,922)         (360,496,511)    (2,681,824,281)
-------------------------------------------------------------------------------
Net decrease             $(13,170,278)         $(21,152,703)      $(74,728,486)
==============================================================================
Class B
Shares sold               $23,747,039           $12,225,807        $11,857,211
-------------------------------------------------------------------------------
Shares converted
  to Class A               (1,914,548)           (1,115,899)        (2,861,398)
-------------------------------------------------------------------------------
Shares redeemed            (8,934,205)           (6,817,276)       (14,731,968)
-------------------------------------------------------------------------------
Net increase (decrease)   $12,898,286            $4,292,632        $(5,736,155)
==============================================================================
(a) The Fund changed its fiscal year end from November 30 to July 31.


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

                                              Amount
                     ----------------------------------------------------------
                     Six Months Ended      December 1, 2002         Year Ended
                     January 31, 2004           to July 31,       November 30,
                          (unaudited)                  2003(a)            2002
                     ----------------------------------------------------------
Class C
Shares sold                $9,947,740            $6,777,317         $4,071,203
-------------------------------------------------------------------------------
Shares redeemed            (3,211,065)           (5,137,129)        (4,987,444)
-------------------------------------------------------------------------------
Net increase (decrease)    $6,736,675            $1,640,188          $(916,241)
==============================================================================
Advisor Class
Shares sold               $16,532,539            $5,862,285       $112,428,321
-------------------------------------------------------------------------------
Shares redeemed            (8,650,480)           (1,102,209)      (172,804,180)
-------------------------------------------------------------------------------
Net increase (decrease)    $7,882,059            $4,760,076       $(60,375,859)
==============================================================================
(a) The Fund changed its fiscal year end from November 30 to July 31.


NOTE G

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2004 will be determined at the end of the current fiscal year. As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $(256,609,415)(a)
Unrealized appreciation/(depreciation)                           110,228,489(b)
                                                               -------------
Total accumulated earnings/(deficit)                           $(146,380,926)
                                                               =============

(a) On July 31, 2003, the Fund had a net capital loss carryforward of $256,609,415 of which $148,929,597 expires in the year 2009 and $107,679,818 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. The Fund utilized $2,695,059 of capital loss carryforward during the year.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE H

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the New York Attorney General's Office ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.


-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 21

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

  (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

  (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

  (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles


-------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 23

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Class A
                            --------------------------------------------------------------------------------------------------------
                              Six Months
                                   Ended     December 1,
                             January 31,         2002 to                               Year Ended November 30,
                                    2004        July 31,       ---------------------------------------------------------------------
                             (unaudited)           2003(a)        2002           2001           2000           1999           1998
                            --------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period              $4.46          $3.70          $4.79          $5.83          $7.55          $5.97          $8.70
                            --------------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b)              (.03)(c)       (.03)          (.04)          (.04)          (.04)          (.03)          (.02)
Net realized and unrealized
  gain (loss) on investment
  transactions                      1.51            .79          (1.05)          (.71)         (1.04)          2.00           (.54)
                            --------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                        1.48            .76          (1.09)          (.75)         (1.08)          1.97           (.56)
                            --------------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                        -0-            -0-            -0-          (.29)          (.64)          (.39)         (2.17)
                            --------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                    $5.94          $4.46          $3.70          $4.79          $5.83          $7.55          $5.97
                            ========================================================================================================
Total Return
Total investment return
  based on net asset
  value(d)                         33.18%         20.54%        (22.76)%       (13.64)%       (15.73)%        35.37%         (8.48)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)               $703,063       $540,843       $469,570       $686,445       $856,956     $1,128,166       $953,181
Ratio to average
net assets of:
  Expenses,
    net of waivers/
    reimbursements                  1.24%(e)       1.45%(e)       1.34%          1.22%          1.04%          1.06%          1.03%
  Expenses,
    before waivers/
    reimbursements                  1.25%(e)       1.45%(e)       1.34%          1.22%          1.04%          1.06%          1.03%
  Net investment loss              (1.04)%(c)(e)  (1.11)%(e)     (1.03)%         (.69)%         (.55)%         (.41)%         (.36)%
Portfolio turnover rate               54%            75%           183%           226%            86%            97%           106%


See footnote summary on page 27.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Class B
                            --------------------------------------------------------------------------------------------------------
                              Six Months
                                   Ended     December 1,
                             January 31,         2002 to                               Year Ended November 30,
                                    2004        July 31,       ---------------------------------------------------------------------
                             (unaudited)           2003(a)        2002           2001           2000           1999           1998
                            --------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period              $3.87          $3.23          $4.22          $5.21          $6.87          $5.51          $8.25
                            --------------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b)              (.04)(c)       (.03)          (.07)          (.07)          (.09)          (.07)          (.07)
Net realized and unrealized
  gain (loss) on investment
  transactions                      1.30            .67           (.92)          (.63)          (.93)          1.82           (.50)
                            --------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                        1.26            .64           (.99)          (.70)         (1.02)          1.75           (.57)
                            --------------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                        -0-            -0-            -0-          (.29)          (.64)          (.39)         (2.17)
                            --------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                    $5.13          $3.87          $3.23          $4.22          $5.21          $6.87          $5.51
                            ========================================================================================================
Total Return
Total investment return
  based on net asset
  value(d)                         32.56%         19.81%        (23.46)%       (14.34)%       (16.48)%        34.24%         (9.27)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                $86,050        $53,461        $41,096        $61,816        $81,569       $101,858        $85,456
Ratio to average
net assets of:
  Expenses,
    net of waivers/
    reimbursements                  2.09%(e)       2.32%(e)       2.20%          2.08%          1.87%          1.89%          1.84%
  Expenses,
    before waivers/
    reimbursements                  2.10%(e)       2.32%(e)       2.20%          2.08%          1.87%          1.89%          1.84%
  Net investment loss              (1.88)%(c)(e)  (1.98)%(e)     (1.89)%        (1.54)%        (1.39)%        (1.23)%        (1.17)%
Portfolio turnover rate               54%            75%           183%           226%            86%            97%           106%


See footnote summary on page 27.


-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 25

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Class C
                            --------------------------------------------------------------------------------------------------------
                              Six Months
                                   Ended     December 1,
                             January 31,         2002 to                               Year Ended November 30,
                                    2004        July 31,       ---------------------------------------------------------------------
                             (unaudited)           2003(a)        2002           2001           2000           1999           1998
                            --------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period              $3.87          $3.22          $4.21          $5.20          $6.86          $5.50          $8.26
                            --------------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b)              (.04)(c)       (.03)          (.06)          (.07)          (.09)          (.08)          (.07)
Net realized and unrealized
  gain (loss) on investment
  transactions                      1.29            .68           (.93)          (.63)          (.93)          1.83           (.52)
                            --------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                        1.25            .65           (.99)          (.70)         (1.02)          1.75           (.59)
                            --------------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                        -0-            -0-            -0-          (.29)          (.64)          (.39)         (2.17)
                            --------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                    $5.12          $3.87          $3.22          $4.21          $5.20          $6.86          $5.50
                            ========================================================================================================
Total Return
Total investment return
  based on net asset
  value(d)                         32.30%         20.19%        (23.52)%       (14.37)%       (16.51)%        34.31%         (9.58)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                $26,988        $14,415        $10,860        $15,391        $20,068        $28,025        $21,231
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                  2.05%(e)       2.27%(e)       2.16%          2.04%          1.86%          1.86%          1.84%
  Expenses,
    before waivers/
    reimbursements                  2.06%(e)       2.27%(e)       2.16%          2.04%          1.86%          1.86%          1.84%
  Net investment loss              (1.85)%(c)(e)  (1.94)%(e)     (1.85)%        (1.51)%        (1.34)%        (1.22)%        (1.18)%
Portfolio turnover rate               54%            75%           183%           226%            86%            97%           106%


See footnote summary on page 27.


-------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Advisor Class
                            --------------------------------------------------------------------------------------------------------
                              Six Months
                                   Ended     December 1,
                             January 31,         2002 to                               Year Ended November 30,
                                    2004        July 31,       ---------------------------------------------------------------------
                             (unaudited)           2003(a)        2002           2001           2000           1999           1998
                            --------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period              $4.52          $3.74          $4.83          $5.86          $7.58          $5.98          $8.69
                            --------------------------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment loss(b)              (.02)(c)         -0-          (.03)          (.03)          (.02)          (.01)          (.01)
Net realized and unrealized
  gain (loss) on investment
  transactions                      1.52            .78          (1.06)          (.71)         (1.06)          2.00           (.53)
                            --------------------------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations                        1.50            .78          (1.09)          (.74)         (1.08)          1.99           (.54)
                            --------------------------------------------------------------------------------------------------------
Less: Distributions
Distributions from
  net realized gain
  on investment
  transactions                        -0-            -0-            -0-          (.29)          (.64)          (.39)         (2.17)
                            --------------------------------------------------------------------------------------------------------
Net asset value,
  end of period                    $6.02          $4.52          $3.74          $4.83          $5.86          $7.58          $5.98
                            ========================================================================================================
Total Return
Total investment return
  based on net asset
  value(d)                         33.19%         20.86%        (22.57)%       (13.39)%       (15.66)%        35.66%         (8.19)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                $38,211        $21,251        $13,092       $131,032         $8,304         $9,970        $11,305
Ratio to average
net assets of:
  Expenses,
    net of waivers/
    reimbursements                  1.02%(e)       1.23%(e)       1.08%          1.08%           .83%           .85%           .83%
  Expenses,
    before waivers/
    reimbursements                  1.03%(e)       1.23%(e)       1.08%          1.08%           .83%           .85%           .83%
  Net investment loss               (.81)%(c)(e)   (.89)%(e)      (.81)%         (.64)%         (.35)%         (.20)%         (.16)%
Portfolio turnover rate               54%            75%           183%           226%            86%            97%           106%


(a)  The Fund changed its fiscal year end from November 30 to July 31.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived by the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 27

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Marc O. Mayer, President
Thomas J. Bardong, Vice President
John L. Blundin, Vice President
Alan E. Levi, Vice President
Catherine Wood(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036-2714

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

(2) Ms. Wood is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN MID-CAP GROWTH FUND

ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Series

U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Global Research Growth Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*   Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MID-CAP GROWTH FUND o 29

ALLIANCEBERNSTEIN MID-CAP GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.

ALLSR0104

ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures, effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board of Directors did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.    DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Mid-Cap Growth Fund, Inc.

By:      /s/Marc O. Mayer
         -------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         -------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

By:      /s/Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  March 31, 2004